Other Long-Term Liabilities - Summary of Other Long-Term Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Miscellaneous non-current liabilities [abstract]
Current portion of royalty payment obligations (note 13)		$ (25)
Current portion of other employee benefit liabilities (note 13)	$ (198)	(146)
Other non-current liabilities	$ 0	$ 98